Leuthold Grizzly Short Fund
Schedule of Investments
December 31, 2025 (Unaudited)

U.S. TREASURY BILLS - 18.2%	Par	Value
3.75%, 01/29/2026 (a)	$6,000,000	$5,982,687
TOTAL U.S. TREASURY BILLS (Cost $5,982,687)		5,982,687

TOTAL INVESTMENTS - 18.2% (Cost $5,982,687) (b)		5,982,687
Money Market Deposit Account - 79.3% (b)(c)		26,045,539
Other Assets in Excess of Liabilities - 2.5%		805,826
TOTAL NET ASSETS - 100.0%		$32,834,052

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of December 31, 2025 is $32,028,226
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short
December 31, 2025 (Unaudited)

COMMON STOCKS - (70.0)%	Shares	Value
Aerospace & Defense - (3.4)%
Boeing Co.	(1,098)	$(238,398)
Hexcel Corp.	(2,712)	(200,417)
Loar Holdings, Inc.	(2,124)	(144,432)
StandardAero, Inc.	(6,022)	(172,711)
TransDigm Group, Inc.	(269)	(357,729)
		(1,113,687)

Banks - (2.2)%
Atlantic Union Bankshares Corp.	(5,192)	(183,278)
Glacier Bancorp, Inc.	(3,344)	(147,303)
Live Oak Bancshares, Inc.	(4,380)	(150,453)
Triumph Financial, Inc.	(4,081)	(255,593)
		(736,627)

Beverages - (1.3)%
PepsiCo, Inc.	(2,137)	(306,702)
Primo Brands Corp.	(6,506)	(106,373)
		(413,075)

Building Products - (1.2)%
AAON, Inc.	(2,760)	(210,450)
CSW Industrials, Inc.	(641)	(188,153)
		(398,603)

Capital Markets - (9.2)%
Ares Management Corp. - Class A	(1,722)	(278,327)
Blackstone, Inc.	(2,509)	(386,737)
Blue Owl Capital, Inc. - Class A	(8,811)	(131,636)
Cohen & Steers, Inc.	(2,494)	(156,573)
FactSet Research Systems, Inc.	(428)	(124,201)
Hamilton Lane, Inc. - Class A - Class A	(1,127)	(151,368)
KKR & Co., Inc.	(2,836)	(361,533)
MarketAxess Holdings, Inc.	(1,009)	(182,881)
Moelis & Co. - Class A - Class A	(2,503)	(172,056)
Moody's Corp.	(714)	(364,747)
MSCI, Inc.	(739)	(423,987)
Perella Weinberg Partners	(7,599)	(131,463)
StepStone Group, Inc. - Class A	(2,550)	(163,634)
		(3,029,143)

Chemicals - (5.2)%
Air Products and Chemicals, Inc.	(1,100)	(271,722)
Albemarle Corp.	(3,224)	(456,002)
Chemours Co.	(9,490)	(111,887)
International Flavors & Fragrances, Inc.	(4,043)	(272,458)
Sherwin-Williams Co.	(888)	(287,739)
Stepan Co.	(2,052)	(97,183)
Westlake Corp.	(2,949)	(218,049)
		(1,715,040)

Commercial Services & Supplies - (2.3)%
Casella Waste Systems, Inc. - Class A	(1,478)	(144,755)
Cintas Corp.	(1,511)	(284,174)
RB Global, Inc.	(3,206)	(329,801)
		(758,730)

Construction Materials - (0.4)%
Knife River Corp.	(2,059)	(144,851)

Containers & Packaging - (1.3)%
Smurfit WestRock PLC	(6,404)	(247,643)
Sonoco Products Co.	(3,783)	(165,090)
		(412,733)

Energy Equipment & Services - (0.5)%
Select Water Solutions, Inc.	(14,474)	(152,266)

Financial Services - (2.3)%
Fidelity National Information Services, Inc.	(4,549)	(302,327)
Toast, Inc. - Class A	(10,016)	(355,668)
Walker & Dunlop, Inc.	(1,693)	(101,834)
		(759,829)

Food Products - (0.6)%
Tyson Foods, Inc. - Class A	(3,251)	(190,574)

Ground Transportation - (3.9)%
Knight-Swift Transportation Holdings, Inc.	(3,359)	(175,608)
Marten Transport Ltd.	(10,440)	(118,807)
Old Dominion Freight Line, Inc.	(1,784)	(279,731)
Saia, Inc.	(380)	(124,078)
Werner Enterprises, Inc.	(7,062)	(211,931)
XPO, Inc.	(2,798)	(380,276)
		(1,290,431)

Health Care Equipment & Supplies - (1.4)%
Baxter International, Inc.	(5,008)	(95,703)
Intuitive Surgical, Inc.	(632)	(357,939)
		(453,642)

Hotels, Restaurants & Leisure - (8.5)%
Aramark	(4,497)	(165,759)
Caesars Entertainment, Inc.	(5,196)	(121,534)
Chipotle Mexican Grill, Inc.	(7,111)	(263,107)
DoorDash, Inc. - Class A	(1,449)	(328,170)
First Watch Restaurant Group, Inc.	(8,960)	(135,117)
Global Business Travel Group I	(20,744)	(158,692)
Marriott International, Inc./MD - Class A	(1,218)	(377,872)
Restaurant Brands International, Inc.	(5,206)	(355,205)
Shake Shack, Inc. - Class A - Class A	(1,786)	(144,970)
Starbucks Corp.	(3,521)	(296,503)
Texas Roadhouse, Inc.	(2,048)	(339,968)
Vail Resorts, Inc.	(816)	(108,365)
		(2,795,262)

Household Products - (0.8)%
Clorox Co.	(2,747)	(276,980)

Insurance - (5.0)%
Aon PLC - Class A	(874)	(308,417)
Arthur J. Gallagher & Co.	(1,096)	(283,634)
Brown & Brown, Inc.	(3,508)	(279,588)
Erie Indemnity Co. - Class A - Class A	(859)	(246,232)
Marsh & McLennan Cos., Inc.	(1,820)	(337,646)
Ryan Specialty Holdings, Inc.	(3,366)	(173,787)
		(1,629,304)

Life Sciences Tools & Services - (2.7)%
Bio-Techne Corp.	(2,168)	(127,500)
Bruker Corp.	(2,882)	(135,771)
Danaher Corp.	(1,739)	(398,092)
Repligen Corp.	(1,269)	(207,938)
		(869,301)

Machinery - (3.7)%
Hillman Solutions Corp.	(17,229)	(149,203)
IDEX Corp.	(1,606)	(285,772)
Ingersoll Rand, Inc.	(4,087)	(323,772)
Standex International Corp.	(872)	(189,468)
Stanley Black & Decker, Inc.	(3,637)	(270,156)
		(1,218,371)

Multi-Utilities - (1.0)%
Sempra	(3,659)	(323,053)

Oil, Gas & Consumable Fuels - (1.2)%
Targa Resources Corp.	(2,044)	(377,118)

Professional Services - (1.8)%
CBIZ, Inc.	(2,478)	(125,015)
Dayforce, Inc.	(2,840)	(196,415)
Paychex, Inc.	(2,501)	(280,562)
		(601,992)

Semiconductors & Semiconductor Equipment - (0.8)%
ARM Holdings PLC - ADR	(2,523)	(275,789)

Software - (4.9)%
Braze, Inc. - Class A	(5,285)	(181,223)
Cellebrite DI Ltd.	(9,576)	(172,655)
Crowdstrike Holdings, Inc. - Class A	(675)	(316,413)
Datadog, Inc. - Class A	(2,097)	(285,171)
Klaviyo, Inc. - Class A	(5,130)	(166,571)
Palo Alto Networks, Inc.	(1,675)	(308,535)
Samsara, Inc. - Class A	(4,817)	(170,763)
		(1,601,331)

Specialty Retail - (1.2)%
Carvana Co.	(723)	(305,121)
Floor & Decor Holdings, Inc. - Class A	(1,507)	(91,761)
		(396,882)

Textiles, Apparel & Luxury Goods - (2.4)%
NIKE, Inc. - Class B	(4,373)	(278,604)
On Holding AG - Class A	(7,349)	(341,581)
VF Corp.	(8,582)	(155,163)
		(775,348)

Trading Companies & Distributors - (0.8)%
Watsco, Inc.	(796)	(268,212)
TOTAL COMMON STOCKS (Proceeds $24,907,084)		(22,978,174)

EXCHANGE TRADED FUNDS - (23.9)%	Shares	Value
Invesco Nasdaq 100 ETF	(9,292)	(2,350,133)
iShares Expanded Tech-Software Sector ETF	(7,784)	(822,691)
iShares Russell 2000 ETF	(2,050)	(504,628)
iShares S&P 500 Growth ETF	(19,098)	(2,354,019)
State Street Real Estate Select Sector SPDR ETF	(10,830)	(436,990)
State Street SPDR Portfolio S&P 500 ETF	(9,612)	(771,075)
VanEck Semiconductor ETF	(1,737)	(625,546)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $7,618,776)		(7,865,082)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.9)%	Shares	Value
Specialized REITs - (0.9)%
Iron Mountain, Inc.	(3,524)	(292,316)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $343,877)		(292,316)

TOTAL SECURITIES SOLD SHORT - (94.8)% (Proceeds $32,869,737)		$(31,135,572)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Leuthold Grizzly Short Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$–	$5,982,687	$–	$5,982,687
Total Investments	$–	$5,982,687	$–	$5,982,687

Liabilities:
Investments:
Common Stocks	$(22,978,174)	$–	$–	$(22,978,174)
Exchange Traded Funds	(7,865,082)	–	–	(7,865,082)
Real Estate Investment Trusts - Common	(292,316)	–	–	(292,316)
Total Investments	$(31,135,572)	$–	$–	$(31,135,572)

Refer to the Schedule of Investments for further disaggregation of investment categories.